UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2013

                                                                      (Form N-Q)

48458-0214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA Tax Exempt Short-Term Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Duke Realty Corp., Fannie Mae, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2013 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (48.0%)

             ALABAMA (0.3%)
$   1,200    Montgomery Medical Clinic Board                     4.50%         3/01/2014     $    1,208
    2,480    Montgomery Medical Clinic Board                     4.50          3/01/2015          2,575
    2,595    Montgomery Medical Clinic Board                     4.50          3/01/2016          2,766
                                                                                             ----------
                                                                                                  6,549
                                                                                             ----------
             ARIZONA (0.5%)
    1,710    Pinal County Correctional Facilities IDA (INS)      5.25         10/01/2014          1,752
    5,365    State (INS)                                         5.00         10/01/2015          5,762
    1,000    Yavapai County IDA                                  5.00          8/01/2019          1,095
    1,105    Yavapai County IDA                                  5.00          8/01/2020          1,200
                                                                                             ----------
                                                                                                  9,809
                                                                                             ----------
             CALIFORNIA (4.0%)
    5,000    Golden State Tobacco Securitization Corp.           5.00          6/01/2015          5,211
    7,000    Golden State Tobacco Securitization Corp.           5.00          6/01/2016          7,477
    3,000    Golden State Tobacco Securitization Corp.           5.00          6/01/2017          3,267
    1,125    Irvine                                              5.00          9/02/2021          1,231
    5,000    Irvine USD Community Facilities District (INS)      5.00          9/01/2014          5,143
    3,730    Irvine USD Community Facilities District (INS)      5.00          9/01/2015          3,979
    5,885    Irvine USD Community Facilities District (INS)      5.00          9/01/2016          6,463
      500    Los Angeles County                                  5.00          3/01/2021            572
    1,000    Los Angeles County                                  5.00          9/01/2021          1,145
    3,785    Lynwood USD                                         1.10 (a)      8/01/2014          3,773
   14,785    Public Works Board                                  5.00         10/01/2015         15,964
    2,000    Public Works Board                                  5.00          4/01/2019          2,313
    2,700    Public Works Board                                  5.00         11/01/2019          3,137
    1,000    Public Works Board                                  5.00          4/01/2020          1,154
    1,500    Public Works Board                                  5.00          4/01/2021          1,717
    2,000    Salinas USD (INS)                                   4.21 (a)      6/01/2014          1,997
    1,000    Salinas USD (INS)                                   4.21 (a)     10/01/2014            997
   15,000    State                                               5.00         10/01/2017         17,265
                                                                                             ----------
                                                                                                 82,805
                                                                                             ----------
             COLORADO (0.7%)
    1,865    Denver Health and Hospital Auth.                    5.00         12/01/2014          1,927
    1,000    Denver Health and Hospital Auth.                    5.00         12/01/2015          1,066
    1,475    Denver Health and Hospital Auth.                    5.00         12/01/2016          1,613
    2,000    Health Facilities Auth.                             5.00          6/01/2015          2,114
      110    Health Facilities Auth. (ETM)                       5.00         11/15/2015            120
    1,890    Health Facilities Auth.                             5.00         11/15/2015          2,049
      160    Health Facilities Auth. (ETM)                       5.00         11/15/2016            181
    2,840    Health Facilities Auth.                             5.00         11/15/2016          3,179
    1,580    High Plains Metropolitan District
               (LOC - Compass Bank)                              4.38         12/01/2015          1,624
                                                                                             ----------
                                                                                                 13,873
                                                                                             ----------

================================================================================

3  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             CONNECTICUT (0.1%)
$     500    West Haven                                          4.00%         8/01/2014     $      508
    2,235    West Haven (INS)                                    5.00          8/01/2020          2,482
                                                                                             ----------
                                                                                                  2,990
                                                                                             ----------
             DISTRICT OF COLUMBIA (0.1%)
    2,245    Community Academy (INS)                             4.50          5/01/2017          2,179
                                                                                             ----------
             FLORIDA (3.7%)
    4,500    Gulf Breeze                                         3.10         12/01/2020          4,517
    1,385    Higher Educational Facilities Financing Auth.       5.00          4/01/2021          1,520
    1,000    Highlands County Health Facilities                  5.00         11/15/2014          1,041
    1,000    Highlands County Health Facilities                  5.00         11/15/2015          1,084
    1,235    Highlands County Health Facilities                  5.00         11/15/2016          1,383
    3,500    Highlands County Health Facilities                  5.00         11/15/2016          3,924
   10,000    Hurricane Catastrophe Fund Finance Corp.            5.00          7/01/2014         10,243
    1,000    Jacksonville                                        5.00         10/01/2019          1,152
    4,580    Jacksonville                                        5.00         10/01/2020          5,211
    1,720    Lee County IDA                                      3.75         10/01/2017          1,681
    3,165    Lee County IDA                                      4.75         10/01/2022          3,033
    1,775    Miami Beach Health Facilities Auth.                 5.00         11/15/2019          1,975
    1,250    Miami Beach Health Facilities Auth.                 5.00         11/15/2020          1,357
    7,500    Miami-Dade County IDA                               3.75         12/01/2018          7,638
    1,200    Orange County Health Facilities Auth.               5.00         10/01/2016          1,326
    2,000    Palm Beach County School Board (INS)                5.00          8/01/2015          2,142
    3,290    Palm Beach County School Board                      5.50          8/01/2015          3,550
    2,820    Pinellas County Educational Facilities Auth.        4.00         10/01/2020          2,856
   10,000    Sunshine State Governmental Financing Commission    5.00          9/01/2017         11,314
    8,975    Sunshine State Governmental Financing Commission    5.00          9/01/2018         10,243
                                                                                             ----------
                                                                                                 77,190
                                                                                             ----------
             GEORGIA (0.8%)
    3,000    Fulton County Dev. Auth. (ETM)                      4.00         11/15/2016          3,297
    3,000    Municipal Electric Auth.                            5.00          1/01/2016          3,269
    3,415    Private Colleges and Univ. Auth.                    5.00         10/01/2018          3,774
    1,265    Private Colleges and Univ. Auth.                    5.00         10/01/2019          1,397
    1,255    Private Colleges and Univ. Auth.                    5.00         10/01/2019          1,386
    3,770    Private Colleges and Univ. Auth.                    5.00         10/01/2020          4,134
                                                                                             ----------
                                                                                                 17,257
                                                                                             ----------
             GUAM (0.2%)
      760    Education Financing Foundation                      5.00         10/01/2014            769
    1,000    Power Auth.                                         5.00         10/01/2019          1,133
    1,500    Power Auth.                                         5.00         10/01/2020          1,693
                                                                                             ----------
                                                                                                  3,595
                                                                                             ----------
             ILLINOIS (4.2%)
   20,000    Chicago (INS)                                       3.18 (a)      1/01/2018         17,895
    7,140    Finance Auth.                                       4.50          2/15/2016          7,542
    3,720    Finance Auth.                                       5.25          5/01/2016          4,011
    5,940    Finance Auth.                                       4.50          2/15/2017          6,354
    1,000    Finance Auth.                                       5.00          7/01/2018          1,100
    2,410    Finance Auth.                                       5.00          8/15/2018          2,706
   14,360    Finance Auth.                                       5.00          2/15/2019         15,687
    1,000    Finance Auth.                                       5.00          7/01/2019          1,094
    1,420    Finance Auth.                                       5.00          7/01/2020          1,536
      440    Housing Dev. Auth.                                  4.15          1/01/2014            440
      130    Housing Dev. Auth.                                  4.20          1/01/2014            130

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     405    Housing Dev. Auth.                                  4.15%         7/01/2014     $      410
      510    Housing Dev. Auth.                                  4.20          7/01/2015            527
      275    Housing Dev. Auth.                                  4.30          1/01/2016            286
      140    Housing Dev. Auth.                                  4.35          1/01/2016            146
    5,000    Railsplitter Tobacco Settlement Auth.               5.00          6/01/2016          5,460
    6,500    Railsplitter Tobacco Settlement Auth.               5.00          6/01/2018          7,350
    4,160    Railsplitter Tobacco Settlement Auth.               5.25          6/01/2020          4,776
    1,090    Railsplitter Tobacco Settlement Auth.               5.25          6/01/2021          1,241
    3,000    State (INS)                                         5.00          1/01/2016          3,238
    5,000    State                                               4.50          6/15/2016          5,479
                                                                                             ----------
                                                                                                 87,408
                                                                                             ----------
             INDIANA (2.6%)
   10,000    Finance Auth.                                       4.90          1/01/2016         10,723
   10,000    Finance Auth.                                       2.20          2/01/2016         10,043
   20,000    Jasper County (INS)                                 5.60         11/01/2016         22,070
   10,000    Whiting Environmental Facilities                    5.00          7/01/2017         11,291
                                                                                             ----------
                                                                                                 54,127
                                                                                             ----------
             IOWA (0.5%)
   10,000    Finance Auth. (INS)                                 5.00          7/01/2014         10,220
                                                                                             ----------
             KANSAS (0.1%)
    2,000    La Cygne (INS)                                      4.05          3/01/2015          2,085
                                                                                             ----------
             LOUISIANA (0.5%)
    1,500    Office Facilities Corp.                             5.00          3/01/2016          1,636
    3,455    Public Facilities Auth.                             2.88         11/01/2015          3,544
    5,000    Tobacco Settlement Financing Corp.                  5.00          5/15/2022          5,491
                                                                                             ----------
                                                                                                 10,671
                                                                                             ----------
             MAINE (0.1%)
    2,500    Jay                                                 4.85          5/01/2019          2,549
                                                                                             ----------
             MARYLAND (0.5%)
   10,000    Anne Arundel County                                 4.10          7/01/2014         10,000
                                                                                             ----------
             MASSACHUSETTS (0.9%)
   11,500    Dev. Finance Agency                                 2.88         10/01/2014         11,738
      600    Dev. Finance Agency                                 5.00          1/01/2015            621
      630    Dev. Finance Agency                                 5.00          1/01/2016            671
      835    Dev. Finance Agency                                 5.00          1/01/2017            906
    1,065    Dev. Finance Agency                                 5.00          1/01/2018          1,172
    1,395    Dev. Finance Agency                                 5.00          1/01/2019          1,529
    2,015    Health and Educational Facilities Auth.             5.00          7/01/2016          2,182
                                                                                             ----------
                                                                                                 18,819
                                                                                             ----------
             MICHIGAN (1.9%)
   25,000    Dickinson County EDC                                4.80         11/01/2018         25,550
    2,165    Grand Traverse County Hospital Finance Auth.        5.00          7/01/2018          2,488
    2,625    Grand Traverse County Hospital Finance Auth.        5.00          7/01/2019          3,024
    1,000    Hospital Finance Auth.                              5.00         11/15/2014          1,031
    1,000    Hospital Finance Auth.                              5.00         11/15/2015          1,064
    6,440    Housing Dev. Auth.                                  1.00         10/01/2014          6,448
                                                                                             ----------
                                                                                                 39,605
                                                                                             ----------
             MINNESOTA (0.4%)
    5,000    Agricultural and Economic Development Board (b)     4.75          2/15/2015          5,013

================================================================================

5  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   1,335    Agricultural and Economic Development Board (INS)   5.00%         2/15/2015     $    1,398
      565    Agricultural and Economic Development Board (INS)   5.00          2/15/2016            613
    1,000    Higher Education Facilities Auth.                   4.00          4/01/2015          1,046
      250    St. Paul Housing and Redevelopment Auth.            5.00          5/15/2014            254
      250    St. Paul Housing and Redevelopment Auth.            5.00          5/15/2015            264
      300    St. Paul Housing and Redevelopment Auth.            5.00          5/15/2016            326
      325    St. Paul Housing and Redevelopment Auth.            5.25          5/15/2017            358
                                                                                             ----------
                                                                                                  9,272
                                                                                             ----------
             MISSISSIPPI (0.3%)
    2,280    Hospital Equipment and Facilities Auth.             5.00          8/15/2014          2,340
    1,510    Hospital Equipment and Facilities Auth.             5.00         12/01/2014          1,554
    1,000    Hospital Equipment and Facilities Auth.             5.00          8/15/2015          1,062
    2,000    Hospital Equipment and Facilities Auth.             5.00          8/15/2016          2,189
                                                                                             ----------
                                                                                                  7,145
                                                                                             ----------
             MISSOURI (0.3%)
    1,135    Cape Girardeau County IDA                           5.00          6/01/2014          1,150
    1,000    Cape Girardeau County IDA                           5.00          6/01/2017          1,078
    1,055    Joint Municipal Electric Utility Commission (INS)   5.00          1/01/2015          1,092
    3,630    Riverside IDA (INS)                                 4.50          5/01/2016          3,833
                                                                                             ----------
                                                                                                  7,153
                                                                                             ----------
             NEW JERSEY (5.5%)
   12,800    Atlantic City (c)                                   1.50          2/04/2014         12,804
    8,064    Bridgeton                                           1.50          2/28/2014          8,070
    2,219    East Rutherford                                     2.00          3/20/2014          2,222
   10,000    EDA                                                 5.25          9/01/2019         11,672
    5,000    EDA                                                 5.00          6/15/2020          5,499
    7,000    EDA                                                 5.00          6/15/2021          7,612
    5,055    Health Care Facilities Financing Auth.              4.00         11/15/2016          5,477
    2,000    Health Care Facilities Financing Auth.              5.00          7/01/2018          2,265
    2,000    Health Care Facilities Financing Auth.              5.00          7/01/2019          2,265
    2,000    Health Care Facilities Financing Auth.              5.00          7/01/2020          2,254
    1,500    Lyndhurst Township                                  1.50          2/14/2014          1,501
    3,320    Lyndhurst Township                                  1.75          3/20/2014          3,327
    5,454    Newark                                              1.50          2/20/2014          5,457
    5,000    Newark                                              1.50          6/26/2014          5,000
    9,745    Tobacco Settlement Financing Corp.                  5.00          6/01/2014          9,875
    9,640    Transportation Trust Fund Auth.                     5.75          9/15/2014          9,684
   15,000    Transportation Trust Fund Auth. (PRE) (c)           5.25         12/15/2017         16,446
    4,400    Wall Township                                       1.50          4/11/2014          4,408
                                                                                             ----------
                                                                                                115,838
                                                                                             ----------
             NEW MEXICO (0.1%)
      900    Sandoval County                                     4.00          6/01/2015            917
                                                                                             ----------
             NEW YORK (9.0%)
    3,500    Albany IDA                                          4.25         11/15/2014          3,615
    4,480    Albany IDA                                          5.00         11/15/2015          4,839
    3,030    Corning Town                                        1.25          8/20/2014          3,036
    3,010    Dormitory Auth.                                     5.00          7/01/2014          3,083
    1,865    Dormitory Auth.                                     5.00          7/01/2014          1,896
    5,000    Dormitory Auth.                                     5.20          2/15/2015          5,021
    3,145    Dormitory Auth.                                     5.00          7/01/2015          3,368
    4,095    Dormitory Auth.                                     5.00          7/01/2015          4,383
    2,000    Dormitory Auth.                                     4.00          8/15/2015          2,112
      720    Dormitory Auth. (ETM)                               4.00          2/15/2016            762
    3,295    Dormitory Auth.                                     5.00          7/01/2016          3,638

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   2,000    Dormitory Auth.                                     5.00%         7/01/2016     $    2,141
    3,000    Elmira City (d)                                     1.25         10/03/2014          3,000
    2,000    Environmental Facilities Corp.                      2.75          7/01/2017          2,022
    3,491    Fulton                                              2.00         11/26/2014          3,491
    2,444    Glen Cove                                           1.38          1/10/2014          2,444
    7,203    Glen Cove                                           2.50          1/10/2014          7,203
    5,390    Glen Cove (d)                                       1.50         10/01/2014          5,390
    3,445    Glen Cove                                           1.50         10/23/2014          3,453
    3,256    Liberty                                             2.00         10/17/2014          3,279
    3,000    Long Island Power Auth. (ETM)                       5.25          6/01/2014          3,063
   20,000    New York City (c)                                   5.00          8/01/2016         22,271
    1,510    Newburgh                                            3.50          8/07/2014          1,512
   10,000    Rockland County                                     2.25          3/14/2014         10,014
      180    Rockland County                                     2.00          4/09/2014            180
    2,350    Rockland County                                     2.00          6/05/2014          2,355
   10,000    Rockland County                                     1.75          6/27/2014          9,998
      500    Rockland County                                     4.00         12/15/2015            528
    1,345    Rockland County                                     3.50         10/01/2016          1,425
      550    Rockland County                                     5.00         12/15/2016            608
    1,410    Rockland County                                     3.50         10/01/2017          1,499
      550    Rockland County                                     5.00         12/15/2017            617
    1,475    Rockland County                                     3.50         10/01/2018          1,557
      550    Rockland County                                     5.00         12/15/2018            620
    1,520    Rockland County                                     3.50         10/01/2019          1,568
    1,575    Rockland County                                     3.50         10/01/2020          1,586
    6,500    Solvay                                              1.50          2/06/2014          6,502
    2,000    St. Lawrence County                                 1.50          8/29/2014          2,007
    2,500    Suffolk County EDC                                  5.00          7/01/2019          2,804
    2,640    Suffolk County EDC                                  5.00          7/01/2020          2,942
    4,240    Tobacco Settlement Financing Corp.                  5.00          6/01/2019          4,321
    2,500    Tobacco Settlement Financing Corp.                  5.00          6/01/2020          2,643
    8,654    Utica                                               1.50          5/08/2014          8,673
   15,000    Utica School District                               1.50          7/31/2014         15,000
    1,400    Utica School District                               1.50         12/12/2014          1,405
    3,000    Westchester County Health Care Corp.                5.00         11/01/2015          3,220
    3,930    Yonkers                                             5.00         10/01/2017          4,391
    7,310    Yonkers                                             5.00         10/01/2018          8,217
                                                                                             ----------
                                                                                                189,702
                                                                                             ----------
             NORTH CAROLINA (0.4%)
    2,000    Eastern Municipal Power Agency                      5.00          1/01/2016          2,176
    2,100    Medical Care Commission                             4.38          7/01/2017          2,234
    3,855    Medical Care Commission                             5.00          7/01/2018          4,399
                                                                                             ----------
                                                                                                  8,809
                                                                                             ----------
             OHIO (0.9%)
    4,515    American Municipal Power, Inc.                      5.00          2/15/2017          5,061
    4,500    Buckeye Tobacco Settlement Financing Auth.          5.00          6/01/2015          4,690
    5,300    Coventry Local School District (ETM)                1.75          1/15/2014          5,301
    1,530    Hancock County                                      4.00         12/01/2016          1,639
    1,875    Hancock County                                      4.25         12/01/2017          2,043
                                                                                             ----------
                                                                                                 18,734
                                                                                             ----------
             OKLAHOMA (0.1%)
      985    Cherokee Nation (INS) (b)                           4.30         12/01/2016          1,047
    1,090    Norman Regional Hospital Auth. (INS)                5.00          9/01/2014          1,103
                                                                                             ----------
                                                                                                  2,150
                                                                                             ----------
             PENNSYLVANIA (2.5%)
   12,250    Allegheny County Hospital Dev. Auth.                5.00          5/15/2016         13,482
    7,975    Coatesville School District                         3.46 (a)      8/15/2018          6,935
    1,165    Coatesville School District                         3.86 (a)      8/15/2019            960

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   5,305    Coatesville School District                         4.13% (a)     8/15/2020     $    4,113
    1,980    Cumberland County Municipal Auth.                   3.25         12/01/2022          1,847
    1,065    Delaware County                                     4.00         10/01/2015          1,106
    1,110    Delaware County                                     4.00         10/01/2016          1,169
    1,155    Delaware County                                     5.00         10/01/2017          1,259
    1,195    Delaware County                                     5.00         10/01/2018          1,303
    3,740    Higher Educational Facilities Auth.                 5.00          5/15/2016          4,112
      600    Higher Educational Facilities Auth.                 5.00          7/15/2020            653
    1,090    Higher Educational Facilities Auth.                 5.00          7/15/2021          1,178
    1,500    Montgomery County IDA                               5.00         11/15/2016          1,643
    2,000    Montgomery County IDA                               5.00         11/15/2017          2,168
    5,175    St. Mary Hospital Auth.                             4.00         11/15/2016          5,627
    5,170    St. Mary Hospital Auth.                             4.00         11/15/2016          5,622
                                                                                             ----------
                                                                                                 53,177
                                                                                             ----------
             PUERTO RICO (0.8%)
   14,000    Government Dev. Bank (INS)                          4.75         12/01/2015         13,692
    2,000    Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.  5.00          4/01/2017          1,858
    1,000    Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.  5.00          4/01/2019            881
      700    Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.  4.00          4/01/2020            565
                                                                                             ----------
                                                                                                 16,996
                                                                                             ----------
             SOUTH CAROLINA (1.9%)
    1,485    Association of Governmental Organizations
               Educational Facilities Corp. (INS)                4.00         12/01/2016          1,575
   23,000    Berkeley County                                     4.88         10/01/2014         23,576
    1,000    Lexington County Health Services District, Inc.     5.00         11/01/2014          1,036
    3,950    Piedmont Municipal Power Agency                     5.00          1/01/2015          4,129
    7,715    Piedmont Municipal Power Agency                     5.00          1/01/2016          8,366
                                                                                             ----------
                                                                                                 38,682
                                                                                             ----------
             TENNESSEE (0.1%)
    2,750    Shelby County Health, Educational, and
               Housing Facility Board                            5.00          9/01/2014          2,835
                                                                                             ----------
             TEXAS (2.7%)
    5,170    Brazos River Auth.                                  4.90         10/01/2015          5,463
    3,000    Dallas Fort Worth International Airport             5.00         11/01/2016          3,361
    1,335    Gregg County Health Facilities Dev. Corp.           5.00         10/01/2015          1,412
    2,105    Gregg County Health Facilities Dev. Corp.           5.00         10/01/2016          2,283
    6,035    Harris County Cultural Education Facilities (ETM)   5.00          2/15/2015          6,352
    4,500    Harris County Cultural Education Facilities (ETM)   5.00          2/15/2016          4,927
      560    Midlothian Dev. Auth. (INS)                         5.00         11/15/2014            568
      390    Midlothian Dev. Auth. (INS)                         5.00         11/15/2015            400
    1,000    Northwest ISD (NBGA)                                4.07 (a)      2/15/2014          1,000
    7,175    Red River Auth.                                     4.45          6/01/2020          7,627
    1,000    San Leanna Education Facilities Corp.               5.00          6/01/2015          1,051
    1,585    San Leanna Education Facilities Corp.               5.00          6/01/2017          1,743
      305    Tarrant County Cultural Education Facilities
               Finance Corp.                                     4.63         11/15/2014            311
    1,265    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25         11/15/2014          1,284
    1,470    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.00          5/15/2015          1,519

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   1,250    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.75%        11/15/2015     $    1,302
    1,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.00         11/15/2017          1,094
    4,575    Tyler Health Facilities Dev. Corp.                  5.00         11/01/2014          4,724
    3,360    Tyler Health Facilities Dev. Corp.                  5.00         11/01/2015          3,582
    6,155    Tyler Health Facilities Dev. Corp.                  5.25         11/01/2016          6,772
                                                                                             ----------
                                                                                                 56,775
                                                                                             ----------
             U.S. VIRGIN ISLANDS (0.2%)
    2,250    Water and Power Auth.                               4.75          7/01/2015          2,283
    2,700    Water and Power Auth.                               4.75          7/01/2016          2,760
                                                                                             ----------
                                                                                                  5,043
                                                                                             ----------
             VIRGINIA (0.5%)
    3,200    Housing Dev. Auth.                                  3.05          3/01/2018          3,397
    3,200    Housing Dev. Auth.                                  3.05          9/01/2018          3,395
    3,506    Marquis Community Dev. Auth., acquired
               3/01/2012; cost $2,736 (b),(e)                    5.10          9/01/2036          2,663
    5,111    Marquis Community Dev. Auth., acquired
               3/01/2012; cost $444 (b),(e)                      5.63 (a)      9/01/2041            496
                                                                                             ----------
                                                                                                  9,951
                                                                                             ----------
             WEST VIRGINIA (0.5%)
   10,000    EDA                                                 3.25          5/01/2019         10,177
                                                                                             ----------
             WISCONSIN (0.1%)
    1,200    Health and Educational Facilities Auth.             5.00          8/15/2021          1,338
                                                                                             ----------
             Total Fixed-Rate Instruments (cost: $974,156)                                    1,006,425
                                                                                             ----------
             PUT BONDS (24.2%)

             ALABAMA (0.2%)
    5,000    Mobile IDB                                          5.00          6/01/2034          5,251
                                                                                             ----------
             ARIZONA (3.4%)
   16,000    Health Facilities Auth.                             1.91 (f)      2/01/2048         15,719
   20,000    Health Facilities Auth.                             1.91 (f)      2/01/2048         19,634
   20,400    Maricopa County Pollution Control Corp.             4.00          6/01/2043         21,094
   15,000    Navajo County                                       5.50          6/01/2034         15,289
                                                                                             ----------
                                                                                                 71,736
                                                                                             ----------
             CALIFORNIA (4.6%)
    5,000    Bay Area Toll Auth.                                 0.97 (f)      4/01/2045          4,994
   15,000    Bay Area Toll Auth.                                 0.76 (f)      4/01/2047         14,874
    4,000    Contra Costa Transportation Auth.                   0.48 (f)      3/01/2034          3,984
    5,585    Economic Recovery                                   4.00          7/01/2023          5,691
   11,875    Economic Recovery                                   5.00          7/01/2023         12,158
   15,000    Foothill-Eastern Transportation Corridor Agency (d) 5.00          1/15/2053         15,863
    5,000    Health Facilities Financing Auth.                   5.00          7/01/2027          5,119
   10,000    Hemet USD                                           0.91 (f)     10/01/2036         10,000
    5,000    Municipal Finance Auth.                             0.70          2/01/2039          5,000
    3,500    Pollution Control Financing Auth. (b)               0.45          8/01/2024          3,500
    6,925    Sacramento USD (INS)                                3.06 (f)      3/01/2040          6,936
    4,000    Twin Rivers USD (INS)                               3.20          6/01/2027          3,977
    4,000    Twin Rivers USD (INS)                               3.20          6/01/2035          3,977
                                                                                             ----------
                                                                                                 96,073
                                                                                             ----------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             COLORADO (1.1%)
$   3,000    E-470 Public Highway Auth.                          1.81% (f)     9/01/2039     $    3,015
   10,000    E-470 Public Highway Auth.                          2.78 (f)      9/01/2039         10,021
   10,500    Health Facilities Auth.                             4.00         10/01/2040         11,171
                                                                                             ----------
                                                                                                 24,207
                                                                                             ----------
             FLORIDA (0.7%)
    5,000    Miami-Dade County IDA                               4.00         10/01/2018          5,157
    6,000    Miami-Dade County School Board                      5.00          5/01/2032          6,578
    2,500    Palm Beach County School Board                      5.00          8/01/2032          2,763
                                                                                             ----------
                                                                                                 14,498
                                                                                             ----------
             GEORGIA (0.7%)
   10,000    Appling County Dev. Auth                            2.40          1/01/2038          9,557
    5,000    Monroe County Dev. Auth.                            2.00          9/01/2037          4,985
                                                                                             ----------
                                                                                                 14,542
                                                                                             ----------
             ILLINOIS (0.9%)
   15,000    Chicago Board of Education                          0.89 (f)      3/01/2036         14,812
    1,250    Educational Facilities Auth.                        4.13          3/01/2030          1,326
    2,500    Educational Facilities Auth.                        3.40         11/01/2036          2,616
                                                                                             ----------
                                                                                                 18,754
                                                                                             ----------
             INDIANA (0.6%)
    4,000    Finance Auth.                                       0.52          5/01/2028          4,000
    3,460    Plainfield (NBGA)                                   4.88          2/01/2035          3,468
    5,000    Whiting Environmental Facilities                    2.80          6/01/2044          5,046
                                                                                             ----------
                                                                                                 12,514
                                                                                             ----------
             LOUISIANA (0.7%)
   10,000    De Soto Parish                                      3.25          1/01/2019         10,188
    4,000    St. Charles Parish                                  4.00         12/01/2040          3,954
                                                                                             ----------
                                                                                                 14,142
                                                                                             ----------
             MASSACHUSETTS (0.2%)
    5,000    Dev. Finance Agency                                 0.64 (f)     10/01/2040          4,989
                                                                                             ----------
             MICHIGAN (0.4%)
    8,000    Strategic Fund Ltd.                                 5.25          8/01/2029          8,221
                                                                                             ----------
             NEW JERSEY (0.7%)
    5,000    EDA (PRE)                                           5.00          9/01/2029          5,389
   10,000    Turnpike Auth.                                      0.74 (f)      1/01/2024          9,970
                                                                                             ----------
                                                                                                 15,359
                                                                                             ----------
             NEW MEXICO (0.6%)
   11,600    Farmington                                          2.88          4/01/2029         11,901
                                                                                             ----------
             NEW YORK (0.6%)
    9,870    MTA                                                 0.95 (f)     11/01/2030          9,937
    2,000    New York City                                       0.61 (f)      8/01/2025          2,001
                                                                                             ----------
                                                                                                 11,938
                                                                                             ----------
             OHIO (1.1%)
    9,000    Air Quality Dev. Auth.                              2.25          8/01/2029          8,920

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   4,000    Air Quality Dev. Auth.                              3.88%        12/01/2038     $    4,045
    9,405    Water Dev. Auth.                                    3.38          7/01/2033          9,552
                                                                                             ----------
                                                                                                 22,517
                                                                                             ----------
             PENNSYLVANIA (3.0%)
   10,000    Beaver County IDA                                   4.75          8/01/2020         10,996
    7,000    Beaver County IDA                                   2.20          1/01/2035          6,940
    5,100    Beaver County IDA                                   2.70          4/01/2035          4,986
    7,575    Berks County Municipal Auth.                        1.56 (f)     11/01/2039          7,578
    2,000    Economic Dev. Financing Auth.                       1.75         12/01/2033          2,011
   17,500    Economic Dev. Financing Auth.                       3.00         12/01/2038         17,992
    3,000    Economic Dev. Financing Auth.                       3.00         12/01/2038          3,084
    2,000    Economic Dev. Financing Auth.                       3.38         12/01/2040          2,043
    7,000    Northampton County General Purpose Auth.            1.46 (f)      8/15/2043          6,928
                                                                                             ----------
                                                                                                 62,558
                                                                                             ----------
             TEXAS (3.3%)
    5,095    Gateway Public Facility Corp. (NBGA) (PRE)          4.55          7/01/2034          5,194
   10,000    Harris County Cultural Education Facilities
               Finance Corp.                                     1.11 (f)     11/15/2045         10,024
   30,000    Mission EDC                                         0.60          1/01/2020         30,000
   12,000    North Texas Tollway Auth.                           5.75          1/01/2038         13,097
    5,000    San Antonio                                         0.74 (f)      5/01/2043          5,000
    5,000    Transportation Commission                           1.25          8/15/2042          5,018
                                                                                             ----------
                                                                                                 68,333
                                                                                             ----------
             WEST VIRGINIA (0.2%)
    5,000    EDA                                                 3.13          3/01/2043          5,119
                                                                                             ----------

             WISCONSIN (1.2%)
   10,000    Health and Educational Facilities Auth.             4.75          8/15/2025         10,258
   14,350    Health and Educational Facilities Auth.             5.13          8/15/2027         15,867
                                                                                             ----------
                                                                                                 26,125
                                                                                             ----------
             Total Put Bonds (cost: $501,421)                                                   508,777
                                                                                             ----------
             ADJUSTABLE-RATE NOTES (0.8%)

             PENNSYLVANIA (0.6%)
    6,000    Turnpike Commission                                 1.21         12/01/2019          6,017
    6,000    Turnpike Commission                                 1.33         12/01/2020          6,000
                                                                                             ----------
                                                                                                 12,017
                                                                                             ----------
             TEXAS (0.2%)
    1,750    Harris County Cultural Education Facilities
               Finance Corp.                                     0.66          6/01/2018          1,752
    2,250    Harris County Cultural Education Facilities
               Finance Corp.                                     0.76          6/01/2019          2,249
                                                                                             ----------
                                                                                                  4,001
                                                                                             ----------
             Total Adjustable-Rate Notes (cost: $16,000)                                         16,018
                                                                                             ----------
             VARIABLE-RATE DEMAND NOTES (28.0%)

             ARIZONA (0.5%)
   11,000    Verrado Western Overlay Community Facilities
               District (LOC - Compass Bank)                     1.35          7/01/2029         11,000
                                                                                             ----------

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             CALIFORNIA (6.0%)
$  26,050    Golden State Tobacco Securitization Corp.
               (INS)(LIQ) (b)                                    0.46%         6/01/2045     $   26,050
    8,515    Hacienda La Puente USD (LIQ)(LOC - Dexia
               Credit Local) (b)                                 0.45          8/01/2024          8,515
    9,435    Inglewood USD (LIQ)(LOC - Dexia Credit Local) (b)   0.45         10/15/2023          9,435
   26,760    State (LIQ)(LOC - Dexia Credit Local) (b)           0.41          8/01/2027         26,760
   17,900    State (LIQ)(LOC - Dexia Credit Local) (b)           0.41          8/01/2027         17,900
    1,300    Statewide Communities Dev. Auth. (LIQ)(LOC -
               Citibank, N.A.) (b)                               0.56         12/14/2016          1,300
   25,200    Statewide Communities Dev. Auth. (LIQ)(LOC -
               Citibank, N.A.) (b)                               0.56          9/06/2035         25,200
   11,445    Victorville Joint Powers Financing Auth. (LOC -
               BNP Paribas)                                      1.56          5/01/2040         11,445
                                                                                             ----------
                                                                                                126,605
                                                                                             ----------
             COLORADO (0.4%)
    8,915    Arista Metropolitan District (LOC - Compass Bank)   1.35         12/01/2030          8,915
                                                                                             ----------
             CONNECTICUT (0.7%)
   10,000    State (g)                                           0.44          1/01/2017         10,000
    5,000    State (g)                                           0.44          1/01/2018          5,000
                                                                                             ----------
                                                                                                 15,000
                                                                                             ----------
             FLORIDA (0.5%)
   10,000    Miami-Dade County School Board (INS)(LIQ) (b)       0.31          5/01/2016         10,000
                                                                                             ----------
             GEORGIA (0.5%)
   10,550    Atlanta (INS)(LIQ) (b)                              0.36         11/01/2043         10,550
                                                                                             ----------
             IDAHO (0.9%)
   19,885    American Falls Reservoir District (c)               0.40          2/01/2025         19,885
                                                                                             ----------
             ILLINOIS (0.3%)
    6,140    Finance Auth. (LOC - RBS Citizens, N.A.)            0.50          9/01/2043          6,140
                                                                                             ----------
             KENTUCKY (0.9%)
   15,000    Economic Dev. Finance Auth. (INS)(LIQ) (b)          0.31          6/01/2016         15,000
    4,060    Economic Dev. Finance Auth. (INS)(LIQ)              0.30          8/01/2018          4,060
                                                                                             ----------
                                                                                                 19,060
                                                                                             ----------
             LOUISIANA (2.6%)
   29,000    St. James Parish                                    0.35         11/01/2040         29,000
   25,000    St. James Parish                                    0.35         11/01/2040         25,000
                                                                                             ----------
                                                                                                 54,000
                                                                                             ----------
             MICHIGAN (0.2%)
    3,165    Marquette County EDC (LOC - RBS Citizens, N.A.)     0.46          8/01/2032          3,165
                                                                                             ----------
             NEW JERSEY (4.6%)
   28,015    EDA (LIQ)(LOC - Dexia Credit Local) (b)             0.41          9/01/2022         28,015
   10,550    EDA (LIQ)(LOC - Dexia Credit Local) (b)             0.41          9/01/2025         10,550
    2,600    EDA (LOC - Valley National Bank)                    0.65          3/01/2031          2,600
    6,930    EDA (LOC - Valley National Bank)                    0.41         11/01/2031          6,930

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   6,435    EDA (LOC - Santander Bank, N.A.)                    0.74%         5/15/2033   $      6,435
    9,275    EDA (LOC - Valley National Bank)                    0.29         11/01/2040          9,275
   12,285    EDA (LOC - Valley National Bank)                    0.29         11/01/2040         12,285
   19,790    Educational Facilities Auth. (LOC - RBS
               Citizens, N.A.)                                   0.40          7/01/2036         19,790
                                                                                           ------------
                                                                                                 95,880
                                                                                           ------------
             NEW YORK (1.1%)
    1,450    Albany IDA (LOC - RBS Citizens, N.A.)               0.32          7/01/2016          1,450
    1,740    Albany IDA (LOC - RBS Citizens, N.A.)               0.48          5/01/2035          1,740
    5,410    East Rochester Housing Auth. (LOC - RBS
               Citizens, N.A.)                                   0.32         12/01/2036          5,410
    6,125    Monroe County IDA (LOC - RBS Citizens, N.A.)        0.32          7/01/2027          6,125
    4,490    Oneida County IDA (LOC - RBS Citizens, N.A.)        0.40          7/01/2037          4,490
    4,745    Ulster County IDA (LOC - Santander Bank, N.A.)      0.74          9/15/2037          4,745
                                                                                           ------------
                                                                                                 23,960
                                                                                           ------------
             PENNSYLVANIA (3.4%)
   10,000    Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                            0.30         12/01/2020         10,000
   25,350    Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                            0.30          6/01/2042         25,350
    1,100    Emmaus General Auth. (INS)(LIQ)                     0.30         12/01/2028          1,100
   28,715    Luzerne County (INS)(LIQ)                           0.65         11/15/2026         28,715
    6,000    Wilkinsburg Municipal Auth. (LOC - Citizens
               Bank of Pennsylvania)                             0.50          3/01/2027          6,000
                                                                                           ------------
                                                                                                 71,165
                                                                                           ------------
             RHODE ISLAND (1.2%)
    6,235    EDC (LOC - RBS Citizens, N.A.)                      0.40         10/01/2034          6,235
   11,395    Health and Educational Building Corp. (LOC -
               RBS Citizens, N.A.)                               0.40          4/01/2036         11,395
    6,930    Health and Educational Building Corp. (LOC -
               RBS Citizens, N.A.)                               0.40         12/01/2036          6,930
                                                                                           ------------
                                                                                                 24,560
                                                                                           ------------
             TEXAS (2.3%)
    7,600    Port of Port Arthur Navigation District             0.75         12/01/2039          7,600
   25,000    Port of Port Arthur Navigation District             0.75         12/01/2039         25,000
    4,095    Weslaco Health Facilities Dev. Corp. (LOC -
               Compass Bank)                                     0.70          6/01/2031          4,095
   12,220    Weslaco Health Facilities Dev. Corp. (LOC -
               Compass Bank)                                     0.70          6/01/2038         12,220
                                                                                           ------------
                                                                                                 48,915
                                                                                           ------------
             WASHINGTON (1.9%)
   10,000    Health Care Facilities Auth. (LIQ) (b)              0.31          2/01/2019         10,000
   29,215    Health Care Facilities Auth. (INS)(LIQ)             0.40         12/01/2036         29,215
                                                                                           ------------
                                                                                                 39,215
                                                                                           ------------
             Total Variable-Rate Demand Notes (cost: $588,015)                                  588,015
                                                                                           ------------

             TOTAL INVESTMENTS (COST: $2,079,592)                                          $  2,119,235
                                                                                           ============

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES          OTHER           SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                          MARKETS          OBSERVABLE           INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                  $        --      $   1,006,425       $     --      $  1,006,425
Put Bonds                                        --            508,777             --           508,777
Adjustable-Rate Notes                            --             16,018             --            16,018
Variable-Rate Demand Notes                       --            588,015             --           588,015
-------------------------------------------------------------------------------------------------------
Total                                   $        --      $   2,119,235       $     --      $  2,119,235
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

purchases while remaining substantially fully invested. As of December 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $24,238,000; all of which were when-issued securities.

D. As of December 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2013, were $43,606,000 and $3,963,000, respectively, resulting in net unrealized appreciation of $39,643,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,098,347,000 at December 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At December 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) At December 31, 2013, the aggregate market value of securities purchased on a when-issued basis was $24,253,000.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2013, was $3,159,000, which represented 0.2% of the Fund's net assets.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2013.
(g) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

17  | USAA Tax Exempt Short-Term Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     2/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    2/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/24/2014
         ------------------------------